Other financial liabilities (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 185,879,251	$ 101,426,359
0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	51,065,280	5,638,793
Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	134,813,971	95,787,566
Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	134,737,116	76,169,204
Bank borrowings [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	31,343,202	2,616,778
Bank borrowings [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 103,393,914	$ 73,552,426
Bank borrowings [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1
Debtor country		Chile
Lending party Tax ID		97,018,000-1
Creditor country		Chile
Currency		CLP
Interest Rate		5.70%
Bank borrowings [Member] | Cervecera Guayacan SpA. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	76,035,409-0
Debtor country	Chile
Lending party Tax ID	97,004,000-5
Creditor country	Chile
Currency	UF
Interest Rate	3.39%
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	0-E
Debtor country	Bolivia
Lending party Tax ID	0-E
Creditor country	Bolivia
Currency	BOB
Other current financial liabilities	$ 62,115
Type of amortization	Quarterly
Interest Rate	5.00%
Bank borrowings [Member] | Bank Borrowings One [Member] | Cervecera Guayacan SpA. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	76,035,409-0	76,035,409-0
Debtor country	Chile	Chile
Lending party Tax ID	97,004,000-5	97,004,000-5
Creditor country	Chile	Chile
Currency	UF	UF
Other current financial liabilities	$ 8,364	$ 5,685
Type of amortization	Monthly	Monthly
Interest Rate	3.39%	3.39%
Bank borrowings [Member] | Bank Borrowings One [Member] | Cervecera Guayacan SpA. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 1,645	$ 1,421
Bank borrowings [Member] | Bank Borrowings One [Member] | Cervecera Guayacan SpA. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 6,719	$ 4,264
Bank borrowings [Member] | Bank Borrowings Two [Member] | Cervecera Guayacan SpA. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	76,035,409-0	76,035,409-0
Debtor country	Chile	Chile
Lending party Tax ID	97,004,000-5	97,004,000-5
Creditor country	Chile	Chile
Currency	UF	UF
Other current financial liabilities	$ 13,209	$ 8,707
Type of amortization	Monthly	Monthly
Interest Rate	5.65%	5.65%
Bank borrowings [Member] | Bank Borrowings Two [Member] | Cervecera Guayacan SpA. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 2,622	$ 2,177
Bank borrowings [Member] | Bank Borrowings Two [Member] | Cervecera Guayacan SpA. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	10,587	$ 6,530
Bank borrowings [Member] | Bank Borrowings Three [Member] | Bebidas Bolivianas BBO S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 1,010,488
Bank borrowings [Member] | Bank Borrowings Three [Member] | Bebidas CCU-PepsiCo SpA [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	76,337,371-1	76,337,371-1
Debtor country	Chile	Chile
Lending party Tax ID	97,018,000-1	97,018,000-1
Creditor country	Chile	Chile
Currency	CLP	CLP
Other current financial liabilities	$ 1,010,488	$ 8,182
Type of amortization	At maturity	At maturity
Interest Rate	3.20%	3.20%
Bank borrowings [Member] | Bank Borrowings Three [Member] | Bebidas CCU-PepsiCo SpA [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0
Bank borrowings [Member] | Bank Borrowings Three [Member] | Bebidas CCU-PepsiCo SpA [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0	$ 8,182
Bank borrowings [Member] | Bank Borrowings Four [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	90,413,000-1	90,413,000-1
Debtor country	Chile	Chile
Lending party Tax ID	97,030,000-7	97,030,000-7
Creditor country	Chile	Chile
Currency	CLP	CLP
Other current financial liabilities	$ 27,442,208	$ 40,378,828
Type of amortization	At maturity	At maturity
Interest Rate	8.34%	4.56%
Bank borrowings [Member] | Bank Borrowings Four [Member] | Compania Cervecerias Unidas S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 26,710,141	$ 0
Bank borrowings [Member] | Bank Borrowings Four [Member] | Compania Cervecerias Unidas S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 732,067	$ 40,378,828
Bank borrowings [Member] | Bank Borrowings Five [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	90,413,000-1	90,413,000-1
Debtor country	Chile	Chile
Lending party Tax ID	97,018,000-1	97,018,000-1
Creditor country	Chile	Chile
Currency	CLP	CLP
Other current financial liabilities	$ 96,199,000	$ 639,083
Type of amortization	At maturity	At maturity
Interest Rate	5.70%	5.70%
Bank borrowings [Member] | Bank Borrowings Five [Member] | Compania Cervecerias Unidas S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0	$ 0
Bank borrowings [Member] | Bank Borrowings Five [Member] | Compania Cervecerias Unidas S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 96,199,000	$ 639,083
Bank borrowings [Member] | Bank Borrowings Six [Member] | Vina San Pedro Tarapaca S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	91,041,000-8	91,041,000-8
Debtor country	Chile	Chile
Lending party Tax ID	97,030,000-7	76,645,030-K
Creditor country	Chile	Chile
Currency	USD	USD
Other current financial liabilities	$ 2,582,301	$ 11,896,096
Type of amortization	At maturity	At maturity
Interest Rate	5.16%	3.64%
Bank borrowings [Member] | Bank Borrowings Six [Member] | Vina San Pedro Tarapaca S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 2,582,301	$ 0
Bank borrowings [Member] | Bank Borrowings Six [Member] | Vina San Pedro Tarapaca S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0	$ 11,896,096
Bank borrowings [Member] | Bank Borrowings Seven [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	96,981,310-6	96,981,310-6
Debtor country	Chile	Chile
Lending party Tax ID	97,030,000-7	97,004,000-5
Creditor country	Chile	Chile
Currency	CLP	CLP
Other current financial liabilities	$ 79,750	$ 2,020,163
Type of amortization	At maturity	At maturity
Interest Rate	8.70%	2.20%
Bank borrowings [Member] | Bank Borrowings Seven [Member] | Cerveceria Kunstmann S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 79,750	$ 0
Bank borrowings [Member] | Bank Borrowings Seven [Member] | Cerveceria Kunstmann S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0	$ 2,020,163
Bank borrowings [Member] | Bank Borrowings Eight [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	96,981,310-6	96,981,310-6
Debtor country	Chile	Chile
Lending party Tax ID	97,030,000-7	97,030,000-7
Creditor country	Chile	Chile
Currency	CLP	CLP
Other current financial liabilities	$ 2,006,310	$ 6,313
Type of amortization	At maturity	At maturity
Interest Rate	1.60%	1.60%
Bank borrowings [Member] | Bank Borrowings Eight [Member] | Cerveceria Kunstmann S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0	$ 0
Bank borrowings [Member] | Bank Borrowings Eight [Member] | Cerveceria Kunstmann S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 2,006,310	$ 6,313
Bank borrowings [Member] | Bank Borrowings nine [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	96,981,310-6	96,981,310-6
Debtor country	Chile	Chile
Lending party Tax ID	97,030,000-7	97,030,000-7
Creditor country	Chile	Chile
Currency	CLP	CLP
Other current financial liabilities	$ 1,003,333	$ 3,422
Type of amortization	At maturity	At maturity
Interest Rate	1.60%	1.60%
Bank borrowings [Member] | Bank Borrowings nine [Member] | Cerveceria Kunstmann S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0	$ 0
Bank borrowings [Member] | Bank Borrowings nine [Member] | Cerveceria Kunstmann S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 1,003,333	$ 3,422
Bank borrowings [Member] | Bank Borrowings Ten [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	96,981,310-6	96,981,310-6
Debtor country	Chile	Chile
Lending party Tax ID	97,030,000-7	97,018,000-1
Creditor country	Chile	Chile
Currency	CLP	CLP
Other current financial liabilities	$ 218,128	$ 1,664,071
Type of amortization	At maturity	Semiannual
Interest Rate	8.60%	3.45%
Bank borrowings [Member] | Bank Borrowings Ten [Member] | Cerveceria Kunstmann S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 218,128	$ 0
Bank borrowings [Member] | Bank Borrowings Ten [Member] | Cerveceria Kunstmann S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0	$ 1,664,071
Bank borrowings [Member] | Bank Borrowings eleven [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	96,981,310-6	96,981,310-6
Debtor country	Chile	Chile
Lending party Tax ID	97,018,000-1	97,018,000-1
Creditor country	Chile	Chile
Currency	CLP	CLP
Other current financial liabilities	$ 22,881	$ 28,566
Type of amortization	At maturity	At maturity
Interest Rate	3.95%	3.95%
Bank borrowings [Member] | Bank Borrowings eleven [Member] | Cerveceria Kunstmann S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 22,881	$ 28,566
Bank borrowings [Member] | Bank Borrowings eleven [Member] | Cerveceria Kunstmann S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0	$ 0
Bank borrowings [Member] | Bank Borrowings twelve [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	96,981,310-6
Debtor country	Chile
Lending party Tax ID	97,018,000-1
Creditor country	Chile
Currency	CLP
Other current financial liabilities	$ 1,662,154
Type of amortization	Semiannual
Interest Rate	3.45%
Bank borrowings [Member] | Bank Borrowings twelve [Member] | Cerveceria Kunstmann S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0
Bank borrowings [Member] | Bank Borrowings twelve [Member] | Cerveceria Kunstmann S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 1,662,154
Bank borrowings [Member] | Bank Borrowings twelve [Member] | Compañía Pisquera de Chile S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		99,586,280-8
Debtor country		Chile
Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 16,326,560
Type of amortization		At maturity
Interest Rate		4.68%
Bank borrowings [Member] | Bank Borrowings twelve [Member] | Compañía Pisquera de Chile S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 326,560
Bank borrowings [Member] | Bank Borrowings twelve [Member] | Compañía Pisquera de Chile S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 16,000,000
Bank borrowings [Member] | Bank Borrowings thirteen [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Argentina
Lending party Tax ID		0-E
Creditor country		Argentina
Currency		USD
Other current financial liabilities		$ 255,163
Type of amortization		At maturity
Interest Rate		5.50%
Bank borrowings [Member] | Bank Borrowings thirteen [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0
Bank borrowings [Member] | Bank Borrowings thirteen [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 255,163
Bank borrowings [Member] | Bank Borrowings thirteen [Member] | Compañía Pisquera de Chile S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	99,586,280-8
Debtor country	Chile
Lending party Tax ID	97,030,000-7
Creditor country	Chile
Currency	CLP
Other current financial liabilities	$ 604,555
Type of amortization	At maturity
Interest Rate	8.66%
Bank borrowings [Member] | Bank Borrowings thirteen [Member] | Compañía Pisquera de Chile S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 604,555
Bank borrowings [Member] | Bank Borrowings thirteen [Member] | Compañía Pisquera de Chile S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0
Bank borrowings [Member] | Bank Borrowings fourteen [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Argentina
Lending party Tax ID		0-E
Creditor country		Argentina
Currency		USD
Other current financial liabilities		$ 254,034
Type of amortization		At maturity
Interest Rate		4.75%
Bank borrowings [Member] | Bank Borrowings fourteen [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0
Bank borrowings [Member] | Bank Borrowings fourteen [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 254,034
Bank borrowings [Member] | Bank Borrowings fourteen [Member] | Bebidas Bolivianas BBO S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	0-E
Debtor country	Bolivia
Lending party Tax ID	0-E
Creditor country	Bolivia
Currency	BOB
Other current financial liabilities	$ 14,806
Type of amortization	Quarterly
Interest Rate	5.00%
Bank borrowings [Member] | Bank Borrowings fourteen [Member] | Bebidas Bolivianas BBO S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 14,806
Bank borrowings [Member] | Bank Borrowings fourteen [Member] | Bebidas Bolivianas BBO S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	0
Bank borrowings [Member] | Bank Borrowings fifteen [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Argentina
Lending party Tax ID		0-E
Creditor country		Argentina
Currency		ARS
Other current financial liabilities		$ 1,345,109
Type of amortization		Dialy
Interest Rate		37.50%
Bank borrowings [Member] | Bank Borrowings fifteen [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 1,345,109
Bank borrowings [Member] | Bank Borrowings fifteen [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0
Bank borrowings [Member] | Bank Borrowings fifteen [Member] | Bebidas Bolivianas BBO S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	62,115
Bank borrowings [Member] | Bank Borrowings fifteen [Member] | Bebidas Bolivianas BBO S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0
Bank borrowings [Member] | Bank Borrowings sixteen [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Argentina
Lending party Tax ID		0-E
Creditor country		Argentina
Currency		ARS
Other current financial liabilities		$ 537,105
Type of amortization		Dialy
Interest Rate		38.00%
Bank borrowings [Member] | Bank Borrowings sixteen [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 537,105
Bank borrowings [Member] | Bank Borrowings sixteen [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0
Bank borrowings [Member] | Bank Borrowings sixteen [Member] | Bebidas Bolivianas BBO S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	0-E
Debtor country	Bolivia
Lending party Tax ID	0-E
Creditor country	Bolivia
Currency	BOB
Other current financial liabilities	$ 600
Type of amortization	Semiannual
Interest Rate	5.50%
Bank borrowings [Member] | Bank Borrowings sixteen [Member] | Bebidas Bolivianas BBO S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 600
Bank borrowings [Member] | Bank Borrowings sixteen [Member] | Bebidas Bolivianas BBO S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0
Bank borrowings [Member] | Bank Borrowings seventeen [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Argentina
Lending party Tax ID		0-E
Creditor country		Argentina
Currency		ARS
Other current financial liabilities		$ 246,587
Type of amortization		Dialy
Interest Rate		38.00%
Bank borrowings [Member] | Bank Borrowings seventeen [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 246,587
Bank borrowings [Member] | Bank Borrowings seventeen [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0
Bank borrowings [Member] | Bank Borrowings seventeen [Member] | Bebidas Bolivianas BBO S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	0-E
Debtor country	Bolivia
Lending party Tax ID	0-E
Creditor country	Bolivia
Currency	BOB
Other current financial liabilities	$ 250,390
Type of amortization	Semiannual
Interest Rate	5.30%
Bank borrowings [Member] | Bank Borrowings seventeen [Member] | Bebidas Bolivianas BBO S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 4,453
Bank borrowings [Member] | Bank Borrowings seventeen [Member] | Bebidas Bolivianas BBO S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 245,937
Bank borrowings [Member] | Bank Borrowings eighteen [Member] | Bebidas Bolivianas BBO S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	0-E	0-E
Debtor country	Bolivia	Bolivia
Lending party Tax ID	0-E	0-E
Creditor country	Bolivia	Bolivia
Currency	BOB	BOB
Other current financial liabilities	$ 500,781	$ 39,084
Type of amortization	Semiannual	Quarterly
Interest Rate	5.30%	5.00%
Bank borrowings [Member] | Bank Borrowings eighteen [Member] | Bebidas Bolivianas BBO S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 8,907	$ 39,084
Bank borrowings [Member] | Bank Borrowings eighteen [Member] | Bebidas Bolivianas BBO S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 491,874	$ 0
Bank borrowings [Member] | Bank Borrowings nineteen [Member] | Compania Industrial Cervecera S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	0-E
Debtor country	Argentina
Lending party Tax ID	0-E
Creditor country	Argentina
Currency	ARS
Other current financial liabilities	$ 2,999
Type of amortization	Dialy
Interest Rate	0.00%
Bank borrowings [Member] | Bank Borrowings nineteen [Member] | Compania Industrial Cervecera S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0
Bank borrowings [Member] | Bank Borrowings nineteen [Member] | Compania Industrial Cervecera S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 2,999
Bank borrowings [Member] | Bank Borrowings nineteen [Member] | Bebidas Bolivianas BBO S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Bolivia
Lending party Tax ID		0-E
Creditor country		Bolivia
Currency		BOB
Other current financial liabilities		$ 68,671
Type of amortization		Quarterly
Interest Rate		5.00%
Bank borrowings [Member] | Bank Borrowings nineteen [Member] | Bebidas Bolivianas BBO S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 68,671
Bank borrowings [Member] | Bank Borrowings nineteen [Member] | Bebidas Bolivianas BBO S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0
Bank borrowings [Member] | Bank Borrowings twenty [Member] | Saenz Briones y Cia. S.A.I.C. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	0-E
Debtor country	Argentina
Lending party Tax ID	0-E
Creditor country	Argentina
Currency	ARS
Other current financial liabilities	$ 9,622
Type of amortization	At maturity
Interest Rate	46.00%
Bank borrowings [Member] | Bank Borrowings twenty [Member] | Saenz Briones y Cia. S.A.I.C. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 9,622
Bank borrowings [Member] | Bank Borrowings twenty [Member] | Saenz Briones y Cia. S.A.I.C. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0
Bank borrowings [Member] | Bank Borrowings twenty [Member] | Bebidas Bolivianas BBO S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Bolivia
Lending party Tax ID		0-E
Creditor country		Bolivia
Currency		BOB
Other current financial liabilities		$ 437,775
Type of amortization		Semiannual
Interest Rate		5.95%
Bank borrowings [Member] | Bank Borrowings twenty [Member] | Bebidas Bolivianas BBO S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 21,498
Bank borrowings [Member] | Bank Borrowings twenty [Member] | Bebidas Bolivianas BBO S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		416,277
Bank borrowings [Member] | Bank Borrowings twenty one [Member] | Bebidas Bolivianas BBO S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	0-E
Debtor country	Bolivia
Lending party Tax ID	0-E
Creditor country	Bolivia
Currency	BOB
Other current financial liabilities	$ 522,017
Type of amortization	Semiannual
Interest Rate	5.30%
Bank borrowings [Member] | Bank Borrowings twenty one [Member] | Bebidas Bolivianas BBO S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 5,550
Bank borrowings [Member] | Bank Borrowings twenty one [Member] | Bebidas Bolivianas BBO S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 516,467
Bank borrowings [Member] | Bank Borrowings twenty two [Member] | Bebidas Bolivianas BBO S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	0-E
Debtor country	Bolivia
Lending party Tax ID	0-E
Creditor country	Bolivia
Currency	BOB
Other current financial liabilities	$ 521,105
Type of amortization	Semiannual
Interest Rate	5.30%
Bank borrowings [Member] | Bank Borrowings twenty two [Member] | Bebidas Bolivianas BBO S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 4,638
Bank borrowings [Member] | Bank Borrowings twenty two [Member] | Bebidas Bolivianas BBO S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	516,467
Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	30,871,086	8,087,630
Bonds payable [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	13,774,240	1,820,355
Bonds payable [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 17,096,846	$ 6,267,275
Bonds payable [Member] | Bono Serie H Bonds Payable [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1
Debtor country		Chile
Creditor country		Chile
Currency		UF
Interest Rate		4.25%
Bonds payable [Member] | Bono Serie H Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	90,413,000-1	90,413,000-1
Debtor country	Chile	Chile
Lending party Tax ID	Bond H
Creditor country	Chile	Chile
Currency	UF	UF
Other current financial liabilities	$ 6,948,047	$ 6,202,020
Type of amortization	Semiannual	Semiannual
Interest Rate	4.25%	4.25%
Bonds payable [Member] | Bono Serie H Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 3,773,458	$ 582,445
Bonds payable [Member] | Bono Serie H Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 3,174,589	$ 5,619,575
Bonds payable [Member] | Bono Serie J Bonds Payable [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1
Debtor country		Chile
Creditor country		Chile
Currency		UF
Interest Rate		2.90%
Bonds payable [Member] | Bono Serie J Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	90,413,000-1	90,413,000-1
Debtor country	Chile	Chile
Lending party Tax ID	Bond J
Creditor country	Chile	Chile
Currency	UF	UF
Other current financial liabilities	$ 1,184,325	$ 1,045,388
Type of amortization	Semiannual	Semiannual
Interest Rate	2.90%	2.90%
Bonds payable [Member] | Bono Serie J Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 1,180,641	$ 1,042,130
Bonds payable [Member] | Bono Serie J Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 3,684	$ 3,258
Bonds payable [Member] | Bono Serie L Bonds Payable [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1
Debtor country		Chile
Creditor country		Chile
Currency		UF
Interest Rate		1.20%
Bonds payable [Member] | Bono Serie L Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	90,413,000-1	90,413,000-1
Debtor country	Chile	Chile
Lending party Tax ID	Bond L
Creditor country	Chile	Chile
Currency	UF	UF
Other current financial liabilities	$ 13,470,692	$ 291,443
Type of amortization	Semiannual	Semiannual
Interest Rate	1.20%	1.20%
Bonds payable [Member] | Bono Serie L Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 50,640	$ 50,459
Bonds payable [Member] | Bono Serie L Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 13,420,052	$ 240,984
Bonds payable [Member] | Bono Serie M Bonds Payable [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1
Debtor country		Chile
Creditor country		Chile
Currency		UF
Interest Rate		1.60%
Bonds payable [Member] | Bono Serie M Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	90,413,000-1	90,413,000-1
Debtor country	Chile	Chile
Lending party Tax ID	Bond M
Creditor country	Chile	Chile
Currency	UF	UF
Other current financial liabilities	$ 341,705	$ 302,058
Type of amortization	Semiannual	Semiannual
Interest Rate	1.60%	1.60%
Bonds payable [Member] | Bono Serie M Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 62,890	$ 55,622
Bonds payable [Member] | Bono Serie M Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 278,815	$ 246,436
Bonds payable [Member] | Bono Serie D Bonds Payable [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		91,041,000-8
Debtor country		Chile
Creditor country		Chile
Currency		UF
Interest Rate		1.00%
Bonds payable [Member] | Bono Serie D Bonds Payable [Member] | Vina San Pedro Tarapaca S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	91,041,000-8	91,041,000-8
Debtor country	Chile	Chile
Lending party Tax ID	Bond D
Creditor country	Chile	Chile
Currency	UF	UF
Other current financial liabilities	$ 278,834	$ 246,721
Type of amortization	Semiannual	Semiannual
Interest Rate	1.00%	1.00%
Bonds payable [Member] | Bono Serie D Bonds Payable [Member] | Vina San Pedro Tarapaca S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 59,128	$ 89,699
Bonds payable [Member] | Bono Serie D Bonds Payable [Member] | Vina San Pedro Tarapaca S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 219,706	$ 157,022
Bonds payable [Member] | Bono Serie P Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	90,413,000-1
Debtor country	Chile
Lending party Tax ID	Bond P
Creditor country	Chile
Currency	UF
Other current financial liabilities	$ 705,938
Type of amortization	Semiannual
Interest Rate	3.35%
Bonds payable [Member] | Bono Serie P Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 705,938
Bonds payable [Member] | Bono Serie P Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0
Bonds payable [Member] | Bono Serie R Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	90,413,000-1
Debtor country	Chile
Lending party Tax ID	Bond R
Creditor country	Chile
Currency	UF
Other current financial liabilities	$ 1,059,348
Type of amortization	Semiannual
Interest Rate	2.70%
Bonds payable [Member] | Bono Serie R Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 1,059,348
Bonds payable [Member] | Bono Serie R Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0
Bonds payable [Member] | Bono Serie International Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	90,413,000-1
Debtor country	Chile
Lending party Tax ID	Bond Internacional
Creditor country	United States
Currency	USD
Other current financial liabilities	$ 6,882,197
Type of amortization	Semiannual
Interest Rate	3.35%
Bonds payable [Member] | Bono Serie International Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 6,882,197
Bonds payable [Member] | Bono Serie International Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0